Investment properties (Details 2) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Investment Properties
Rental and services income	$ 10,824	$ 8,710	$ 5,435
Direct operating expenses	(3,053)	(2,895)	(2,396)
Development expenses	(1,748)	(1,420)	(151)
Net realized gain from fair value adjustment of investment property	227	128	908
Net unrealized gain from fair value adjustment of investment property	$ 22,402	$ 4,873	$ 16,631